Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Depreciable Life

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7- 20
Motor vehicles	15
Leasehold improvements	Over the shorter of the term of the
lease or the life of the assets

Schedule Of Fair Value Assumptions

		Year ended
		December 31,
Employee stock options	2010	2011	2012

Volatility	71%-73%	68%-70%	38%-51%
Risk-free interest rate	1.1%-1.6%	0.6%-2.1%	0.5%-0.9%
Dividend yield	0%	0%	0%
Expected term (years)	3.7-4.6	3.6-4.8	3.8-4.9